Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties Transactions (Textual)
Rendered services amount	$ 2,535	$ 2,511	$ 3,950
Acquired services and hardware amount	309	165	$ 102
Trade payables balances due to related parties amount	106	64
Trade and other receivables balances due from related parties amount	$ 601	$ 931